Shareholder Report, Holdings (Details)	Dec. 31, 2024
Fundamental Investors Class A - ANCFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class A - ANCFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class A - ANCFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class A - ANCFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class A - ANCFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class A - ANCFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class A - ANCFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class A - ANCFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class A - ANCFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class A - ANCFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class C - AFICX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class C - AFICX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class C - AFICX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class C - AFICX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class C - AFICX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class C - AFICX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class C - AFICX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class C - AFICX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class C - AFICX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class C - AFICX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class T - TFFFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class T - TFFFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class T - TFFFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class T - TFFFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class T - TFFFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class T - TFFFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class T - TFFFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class T - TFFFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class T - TFFFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class T - TFFFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class F-1 - AFIFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class F-1 - AFIFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class F-1 - AFIFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class F-1 - AFIFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class F-1 - AFIFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class F-1 - AFIFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class F-1 - AFIFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class F-1 - AFIFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class F-1 - AFIFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class F-1 - AFIFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class F-2 - FINFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class F-2 - FINFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class F-2 - FINFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class F-2 - FINFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class F-2 - FINFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class F-2 - FINFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class F-2 - FINFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class F-2 - FINFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class F-2 - FINFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class F-2 - FINFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class F-3 - FUNFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class F-3 - FUNFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class F-3 - FUNFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class F-3 - FUNFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class F-3 - FUNFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class F-3 - FUNFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class F-3 - FUNFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class F-3 - FUNFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class F-3 - FUNFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class F-3 - FUNFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-A - CFNAX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-A - CFNAX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-A - CFNAX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-A - CFNAX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-A - CFNAX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-A - CFNAX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-A - CFNAX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-A - CFNAX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-A - CFNAX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-A - CFNAX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-C - CFNCX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-C - CFNCX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-C - CFNCX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-C - CFNCX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-C - CFNCX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-C - CFNCX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-C - CFNCX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-C - CFNCX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-C - CFNCX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-C - CFNCX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-E - CFNEX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-E - CFNEX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-E - CFNEX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-E - CFNEX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-E - CFNEX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-E - CFNEX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-E - CFNEX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-E - CFNEX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-E - CFNEX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-E - CFNEX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-T - TIIIX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-T - TIIIX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-T - TIIIX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-T - TIIIX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-T - TIIIX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-T - TIIIX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-T - TIIIX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-T - TIIIX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-T - TIIIX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-T - TIIIX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-F-1 - CFNFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-F-2 - FFXFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class 529-F-3 - FEEFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-1 - RFNAX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-1 - RFNAX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-1 - RFNAX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-1 - RFNAX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-1 - RFNAX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-1 - RFNAX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-1 - RFNAX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-1 - RFNAX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-1 - RFNAX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-1 - RFNAX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-2 - RFNBX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-2 - RFNBX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-2 - RFNBX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-2 - RFNBX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-2 - RFNBX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-2 - RFNBX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-2 - RFNBX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-2 - RFNBX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-2 - RFNBX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-2 - RFNBX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-2E - RFEBX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-2E - RFEBX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-2E - RFEBX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-2E - RFEBX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-2E - RFEBX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-2E - RFEBX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-2E - RFEBX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-2E - RFEBX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-2E - RFEBX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-2E - RFEBX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-3 - RFNCX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-3 - RFNCX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-3 - RFNCX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-3 - RFNCX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-3 - RFNCX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-3 - RFNCX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-3 - RFNCX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-3 - RFNCX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-3 - RFNCX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-3 - RFNCX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-4 - RFNEX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-4 - RFNEX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-4 - RFNEX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-4 - RFNEX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-4 - RFNEX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-4 - RFNEX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-4 - RFNEX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-4 - RFNEX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-4 - RFNEX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-4 - RFNEX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-5E - RFNHX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-5E - RFNHX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-5E - RFNHX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-5E - RFNHX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-5E - RFNHX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-5E - RFNHX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-5E - RFNHX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-5E - RFNHX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-5E - RFNHX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-5E - RFNHX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-5 - RFNFX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-5 - RFNFX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-5 - RFNFX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-5 - RFNFX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-5 - RFNFX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-5 - RFNFX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-5 - RFNFX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-5 - RFNFX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-5 - RFNFX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-5 - RFNFX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fundamental Investors Class R-6 - RFNGX [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%
Fundamental Investors Class R-6 - RFNGX [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Fundamental Investors Class R-6 - RFNGX [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Fundamental Investors Class R-6 - RFNGX [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Fundamental Investors Class R-6 - RFNGX [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Fundamental Investors Class R-6 - RFNGX [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Fundamental Investors Class R-6 - RFNGX [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Fundamental Investors Class R-6 - RFNGX [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
Fundamental Investors Class R-6 - RFNGX [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Fundamental Investors Class R-6 - RFNGX [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%